[LETTERHEAD OF CLIFFORD CHANCE US LLP]

May 12, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Market Vectors ETF Trust
            Securities Act File No. 333-123257
            Investment Company Act File No. 811-10325

Dear Sir or Madam:

On behalf of Market Vectors ETF Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A, filed on May 8, 2009, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on May 8, 2009, accession number 0000930413-09-002575.

If you have any questions or comments regarding this filing, please feel free to contact me at (212) 878-4931.

Very truly yours,

/s/ Stuart M. Strauss

Stuart M. Strauss